12. GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill Tables Abstract
Value of acquired goodwill
Detail	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Goodwill Fetzer	27,781,488	24,581,761
Goodwill Southern Brewing Company	6,363,883	6,440,058
Goodwill Excelsior Wine Company	34,883,190	—
Total	69,028,561	31,021,819

Detail	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Goodwill Fetzer (at historical cost)	20,549,442	20,549,442
Foreign currency translation differences	7,232,046	4,032,319
Total	27,781,488	24,581,761

Detail	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Goodwill Excelsior (at historical cost)	33,158,535	—
Foreign currency translation differences	1,724,655	—
Total	34,883,190	—

Remeasurement ownership prior to acquisition date

Remeasurement ownership prior to acquisition date	ThCh$
Fair value Southern Brewing Company S.A.	10,942,580
Prior ownership	49.00%
(=) Prior ownership value	5,361,864
(-) Prior ownership carrying amount	(2,876,856)
(=) Profit	2,485,008

Remeasurement ownership prior to acquisition date	ThCh$	ThCh$
Fair value Excelsior	30,400,000	19,815,024
Prior ownership	50.00%	50.00%
(=) Prior ownership value	15,200,000	9,907,512
(-) Prior ownership carrying amount	(3,358,138)	(2,188,868)
(=) Profit	11,841,862	7,718,644

Identifiable assets acquired and liabilities assumed

Detail	As of November 2, 2017 ThCh$
Cash and cash equivalents	22,442
Other non-financial assets, current	43,828
Trade and other receivables, current	851,880
Trade receivables due from related parties, current	8,046
Inventories, current	702,237
Current tax assets	101,479
Equity-accounted investees	601,270
Intangible assets other than goodwill	3,518,098
Property, plant and equipment	5,500,578
Deferred tax assets	224,618
Other financial liabilities, current	(1,439,050)
Trade and other payables, current	(515,486)
Other short-term provisions	(232,668)
Current tax liabilities	(151,414)
Provision for employee benefits	(47,492)
Other non-current financial liabilities	(1,762,159)
Deferred tax liabilities	(1,371,908)
Total	6,054,299

Detail	As of July 2, 2018 ThCh$
Cash and cash equivalents	3,819,393
Other non-financial assets, current	506,697
Trade and other receivables, current	6,526,862
Inventories, current	4,401,528
Trade and other payables, current	(5,621,676)
Trade payables due to related parties, current	(1,907,897)
Other short-term provisions	(4,474,233)
Total	3,250,674